Borrowings - Additional Information - Senior Secured Notes due 2020 (Detail) - EUR (€) € in Thousands				1 Months Ended	12 Months Ended
	Apr. 14, 2016	Apr. 29, 2014	Jul. 03, 2013	Apr. 14, 2016	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount					€ 832,812	€ 735,457		€ 555,763
Interest rate					6.00%	6.00%		6.00%
Net proceeds of offering		€ 157,900				€ 154,808	[1]
Offering fees and expenses		2,300
Senior secured notes 6.00% due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Face value of borrowings					€ 625,000	€ 625,000		€ 475,000
Aggregate principal amount	€ 475,000	325,000	€ 325,000	€ 475,000	€ 325,000
Interest rate	6.00%		6.00%	6.00%	6.00%
Net proceeds of offering				€ 155,300
Offering fees and expenses				2,100
Aggregate principal amount				150,000
Increase in nominal value premium				104,500
Senior secured notes 6.00% due 2020 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Fixed charge ratio					2.00%
Senior secured notes 6.00% due 2020 [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Fixed charge ratio			2.00%
Leverage ratio					4.00%
6% Senior Secured Notes due 2020 Additional Note [member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	€ 150,000	€ 150,000		€ 150,000
Interest rate		6.00%
Net proceeds of offering	155,300	€ 157,900
Offering fees and expenses	€ 2,100	€ 2,300
Senior Secured Notes due 2017 [member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount			€ 260,000
Proceeds of offering used to purchase senior notes					€ 260,000

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.